Offerings - Offering: 1	Aug. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153.10